Condensed Statements of Changes in Stockholders' Equity - USD ($)		Total	Common Stock Class A	Class B Common Stock		Additional Paid-in Capital	Retained Earnings
Balance at Sep. 26, 2019
Balance (in Shares) at Sep. 26, 2019
Issuance of Class B common stock to Sponsor		25,000		$ 1,438		$ 23,562
Issuance of Class B common stock to Sponsor (in Shares)	[1]			14,375,000
Balance at Sep. 30, 2019		25,000		$ 1,438		23,562
Balance (in Shares) at Sep. 30, 2019	[1]			14,375,000
Balance at Sep. 26, 2019
Balance (in Shares) at Sep. 26, 2019
Net loss		(505)					$ (505)
Issuance of Class B common stock to Sponsor		25,000		$ 1,438		23,562
Issuance of Class B common stock to Sponsor (in Shares)	[2]			14,375,000
Balance at Mar. 31, 2020		24,495		$ 1,438		23,562	(505)
Balance (in Shares) at Mar. 31, 2020	[1],[2]			14,375,000
Net loss
Balance at Jun. 30, 2020		24,495		$ 1,438		23,562	(505)
Balance (in Shares) at Jun. 30, 2020	[1]			14,375,000
Sale of units in initial public offering		500,000,000	$ 5,000			499,995,000
Sale of units in initial public offering (in Shares)			50,000,000
Offering costs		(10,619,833)				(10,619,833)
Sale of private placement units to Sponsor in private placement		11,000,000	$ 110			10,999,890
Sale of private placement units to Sponsor in private placement (in Shares)			1,100,000
Class A common stock subject to possible redemption		(495,335,370)	$ (4,953)			(495,330,417)
Class A common stock subject to possible redemption (in Shares)			(49,533,537)
Net loss		(69,291)					(69,291)
Balance at Sep. 30, 2020		$ 5,000,001	$ 157	$ 1,438		$ 5,068,202	$ (69,796)
Balance (in Shares) at Sep. 30, 2020			1,566,463	14,375,000	[1]

[1]	Includes an aggregate of up to 1,875,000 shares subject to forfeiture if the over-allotment option is not exercised in full by the underwriter (see Note 6). This number has been retroactively restated to reflect the recapitalization of the Company in the form of a 1.3125-for-1 stock split and a cancellation of 718,750 Founder Shares (see Note 6). On October 10, 2020, upon the expiration of the 45-day over-allotment period and the underwriters not exercising the over-allotment option, 1,875,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).
[2]	Includes an aggregate of up to 1,875,000 shares subject to forfeiture if the over-allotment option is not exercised in full by the underwriter (see Note 6). This number has been retroactively restated to reflect the recapitalization of the Company in the form of a 1.3125-for-1 stock split and a cancellation of 718,750 Founder Shares (see Note 6).